Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Revenue, net	$ 20,245	$ 19,550
Cost of goods sold	12,080	12,606
Gross margin	8,165	6,944
Operating expense:
Research and development	7,126	4,842
Selling, general and administrative	42,596	33,481
Restructuring costs	0	2,394
Long-lived asset impairment costs	3,711	0
Total operating expense	53,433	40,717
Operating loss	(45,268)	(33,773)
Other income (expense), net:
Interest expense, net	(4,263)	(12,151)
Change in fair value of derivative liabilities	221	(549)
Other income	9	106
Total other income (expense), net	(4,033)	(12,594)
Loss before income taxes	(49,301)	(46,367)
Income tax expense	0	0
Net loss	(49,301)	(46,367)
Preferred stock dividend	(1,711)	0
Net loss attributable to common stockholders	$ (51,012)	$ (46,367)
Net loss per share of common share outstanding - basic and diluted (usd per share)	$ (8.94)	$ (39.06)
Weighted average common shares outstanding — basic and diluted	5,708,577	1,187,104